Expense Example {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Investor PRO-16 - Balanced Portfolio - VIP Balanced Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677